Commitments and Contingencies - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Investment commitments outstanding	$ 16,879	$ 15,367
Letters of credit outstanding	251	271
Subordinated Debentures Due On December | The Manufacturers Life Insurance Company
Disclosure of contingent liabilities [line items]
Guaranteed payment of amounts on subordinated debenture	650
Mature in 30 days
Disclosure of contingent liabilities [line items]
Investment commitments outstanding	1,619	1,143
Less than 1 year
Disclosure of contingent liabilities [line items]
Investment commitments outstanding	3,334	3,217
Mature after 1 year
Disclosure of contingent liabilities [line items]
Investment commitments outstanding	$ 11,926	$ 11,007